Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Trade payables and accruals	$ 3,308		$ 3,602
Compensation payable	599		607
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	0		149
Commodity taxes payable	143		108
Derivative liabilities	107		106
Provisions	65		74
Other current liabilities	507		575
Total trade payables and other liabilities	$ 4,729		5,221
Repurchase obligation of trust ownership percentage	9.00%
Liabilities	$ 51,383		46,814
MLSE financial liability
Disclosure of financial liabilities [line items]
Liabilities	$ 149		$ 149
Repurchased obligation | MLSE financial liability
Disclosure of financial liabilities [line items]
Liabilities		$ 149